Expense Example - Class K - BlackRock Emerging Markets Flexible Dynamic Bond Portfolio - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	$ 1,257